Vanguard® ESG U.S. Stock ETF
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.5%)
	Linde plc	106,186	52,848
	Newmont Corp.	248,421	27,279
	Freeport-McMoRan Inc.	323,408	21,251
	Air Products and Chemicals Inc.	50,233	13,996
	Nucor Corp.	51,936	12,984
	Fastenal Co.	259,515	11,471
	Steel Dynamics Inc.	30,944	8,050
	Coeur Mining Inc.	228,650	4,418
	International Flavors & Fragrances Inc.	57,926	4,405
	Royal Gold Inc.	19,006	4,266
	International Paper Co.	118,492	3,966
	CF Industries Holdings Inc.	35,096	3,943
	Southern Copper Corp.	19,171	3,667
	Avery Dennison Corp.	17,382	2,765
	Hecla Mining Co.	142,262	2,528
	Element Solutions Inc.	50,903	2,160
*	MP Materials Corp.	32,156	2,081
*	Cleveland-Cliffs Inc.	126,937	1,726
	Mosaic Co.	71,356	1,705
	Balchem Corp.	7,335	1,150
	Sensient Technologies Corp.	9,469	1,078
	UFP Industries Inc.	13,018	1,054
*	Constellium SE	30,683	1,051
	Cabot Corp.	11,668	1,021
*	Century Aluminum Co.	12,714	839
	Avient Corp.	20,678	732
	Aura Minerals Inc.	9,156	707
	Westlake Corp.	7,539	655
	Kaiser Aluminum Corp.	3,588	653
	Ashland Inc.	10,302	597
	Scotts Miracle-Gro Co.	9,872	582
	Huntsman Corp.	37,007	568
	Minerals Technologies Inc.	7,131	549
	Quaker Chemical Corp.	3,063	440
	FMC Corp.	27,929	382
	Worthington Steel Inc.	7,375	311
	Sylvamo Corp.	7,557	297
			198,175
Consumer Discretionary (14.4%)
*	Amazon.com Inc.	2,169,130	587,053
*	Tesla Inc.	638,034	278,049
	Costco Wholesale Corp.	100,368	95,984
*	Netflix Inc.	958,338	82,436
	Home Depot Inc.	225,141	71,401
	McDonald's Corp.	161,648	45,132
	Walt Disney Co.	401,719	40,907
	TJX Cos. Inc.	252,928	39,141
*	Uber Technologies Inc.	455,225	32,048
	Booking Holdings Inc.	183,898	30,790
	Lowe's Cos. Inc.	126,731	27,166
	Starbucks Corp.	257,195	25,503
	Marriott International Inc. Class A	50,163	18,841
*	MercadoLibre Inc.	10,654	18,065
*	Spotify Technology SA	34,783	17,311
	Hilton Worldwide Holdings Inc.	51,576	16,899
	Ross Stores Inc.	72,046	16,695
*	O'Reilly Automotive Inc.	190,486	16,549
	Royal Caribbean Cruises Ltd.	57,287	16,306
	Ford Motor Co.	882,738	15,395
*	Warner Bros Discovery Inc.	526,659	14,225
	Target Corp.	102,768	13,059
*	Airbnb Inc. Class A	94,439	12,590

		Shares	Market Value ($000)
	NIKE Inc. Class B	264,585	12,232
	Electronic Arts Inc.	56,858	11,469
	eBay Inc.	102,145	11,161
*	Carvana Co.	152,828	11,156
*	AutoZone Inc.	3,777	11,086
*	Chipotle Mexican Grill Inc.	297,649	9,483
	Yum! Brands Inc.	63,028	9,325
*	Take-Two Interactive Software Inc.	41,184	9,232
	Garmin Ltd.	36,849	8,620
	DR Horton Inc.	58,500	8,605
	Carnival Corp. Ltd.	288,679	8,100
	Tapestry Inc.	46,228	6,724
*	ROBLOX Corp. Class A	140,238	6,612
*	Copart Inc.	199,898	6,551
*	Live Nation Entertainment Inc.	35,784	6,026
	Expedia Group Inc.	26,234	5,923
	Dollar General Corp.	49,658	5,493
	Williams-Sonoma Inc.	25,995	5,292
	PulteGroup Inc.	43,894	5,187
	Omnicom Group Inc.	70,666	5,138
*	Ulta Beauty Inc.	10,038	5,108
*	Dollar Tree Inc.	42,457	4,944
	Estee Lauder Cos. Inc. Class A	55,406	4,928
*	Coupang Inc.	295,793	4,910
*	Burlington Stores Inc.	14,213	4,603
*	Liberty Media Corp.-Liberty Formula One Class C	46,718	4,242
	Lennar Corp. Class A	46,414	4,167
*	Deckers Outdoor Corp.	32,805	3,735
*	NVR Inc.	610	3,724
*	Viking Holdings Ltd.	39,405	3,630
	BorgWarner Inc.	47,981	3,446
	Best Buy Co. Inc.	43,699	3,406
*	Aptiv plc	49,119	3,337
	Dick's Sporting Goods Inc.	14,313	3,257
	Somnigroup International Inc.	45,708	3,237
	Rollins Inc.	67,720	3,224
	Aramark	58,999	3,149
	Ralph Lauren Corp.	8,580	3,122
	Genuine Parts Co.	31,352	3,094
*	Lululemon Athletica Inc.	23,210	3,045
	Fox Corp. Class A	47,116	3,012
	Toll Brothers Inc.	21,308	2,952
*	Rivian Automotive Inc. Class A	179,624	2,928
*	Five Below Inc.	12,172	2,767
	New York Times Co. Class A	36,284	2,729
	Hasbro Inc.	31,526	2,717
	Texas Roadhouse Inc. Class A	14,969	2,704
*	BJ's Wholesale Club Holdings Inc.	29,551	2,520
	Service Corp. International	30,819	2,317
*	SharkNinja Inc.	18,733	2,283
	News Corp. Class A	85,981	2,244
	Domino's Pizza Inc.	7,099	2,205
	Autoliv Inc.	16,879	2,146
*	Trade Desk Inc. Class A	99,161	2,138
*	United Airlines Holdings Inc.	18,516	2,126
*	Grab Holdings Ltd. Class A	600,248	2,125
*	On Holding AG Class A	51,115	2,087
*	GameStop Corp. Class A	92,649	1,962
	Fox Corp. Class B	33,220	1,907
*	Norwegian Cruise Line Holdings Ltd.	102,554	1,881
*	Cava Group Inc.	22,581	1,754
	Lear Corp.	11,691	1,673
	Hyatt Hotels Corp. Class A	9,069	1,645
*	Dutch Bros Inc. Class A	28,102	1,630
*	Wayfair Inc. Class A	22,182	1,603
	LKQ Corp.	58,125	1,576
	Lithia Motors Inc. Class A	5,385	1,566
*	CarMax Inc.	31,969	1,426
*	Etsy Inc.	20,997	1,426
	Versant Media Group Inc.	32,640	1,408

		Shares	Market Value ($000)
	VF Corp.	79,506	1,366
*	Madison Square Garden Sports Corp.	3,635	1,361
	Pool Corp.	7,444	1,350
*	Crocs Inc.	11,356	1,348
	Wyndham Hotels & Resorts Inc.	16,734	1,343
	Macy's Inc.	60,251	1,311
	Sirius XM Holdings Inc.	42,920	1,267
	Southwest Airlines Co.	29,289	1,258
*	Taylor Morrison Home Corp. Class A	21,458	1,255
*	Floor & Decor Holdings Inc. Class A	24,100	1,239
*	Lyft Inc. Class A	87,022	1,228
	U-Haul Holding Co.	23,139	1,204
*	Amer Sports Inc.	33,694	1,199
	Gentex Corp.	49,577	1,198
*	Chewy Inc. Class A	52,400	1,181
*	Boot Barn Holdings Inc.	6,881	1,169
	Nexstar Media Group Inc. Class A	6,378	1,138
*	AutoNation Inc.	6,019	1,130
*	Ollie's Bargain Outlet Holdings Inc.	13,831	1,129
*	Life Time Group Holdings Inc.	33,748	1,116
	H&R Block Inc.	28,603	1,101
*	Liberty Live Holdings Inc. Class C	10,967	1,087
	Gap Inc.	51,338	1,086
*	SiteOne Landscape Supply Inc.	9,991	1,085
*	Urban Outfitters Inc.	14,583	1,059
	Vail Resorts Inc.	7,771	1,038
*	Frontdoor Inc.	16,418	1,019
*	Planet Fitness Inc. Class A	18,732	1,002
	Wingstop Inc.	6,286	987
	Meritage Homes Corp.	15,037	981
	PriceSmart Inc.	5,749	977
*	Valvoline Inc.	28,751	970
*	Duolingo Inc. Class A	8,607	959
	PVH Corp.	10,256	957
	Rush Enterprises Inc. Class A	13,675	948
	Travel + Leisure Co.	13,941	948
*	Grand Canyon Education Inc.	6,224	933
*	Champion Homes Inc.	12,668	933
*	Cavco Industries Inc.	1,738	932
	Bath & Body Works Inc.	46,534	932
*	Laureate Education Inc.	28,477	911
*	QuantumScape Corp. Class A	101,479	911
	Thor Industries Inc.	11,372	899
*	Covista Inc.	7,610	896
	Dana Inc.	25,305	896
*	OPENLANE Inc.	23,474	894
	Kontoor Brands Inc.	12,345	886
*	Stride Inc.	9,346	863
*	Victoria's Secret & Co.	15,463	850
*	YETI Holdings Inc.	17,577	843
*	Sphere Entertainment Co.	6,073	841
	Group 1 Automotive Inc.	2,635	834
	News Corp. Class B	27,916	832
*	Asbury Automotive Group Inc.	4,329	813
	Advance Auto Parts Inc.	13,428	809
*	Bright Horizons Family Solutions Inc.	12,630	791
*	Abercrombie & Fitch Co. Class A	10,177	786
	Signet Jewelers Ltd.	8,984	785
*	M/I Homes Inc.	5,847	770
*	Dorman Products Inc.	6,184	766
*	elf Beauty Inc.	13,087	733
	Visteon Corp.	6,156	728
*	Hilton Grand Vacations Inc.	13,662	711
	Steven Madden Ltd.	16,071	698
	Penske Automotive Group Inc.	4,126	691
*	MakeMyTrip Ltd.	14,623	684
*,1	Avis Budget Group Inc.	3,816	671
	KB Home	13,708	670
	Choice Hotels International Inc.	6,122	667
	Cinemark Holdings Inc.	23,728	664

		Shares	Market Value ($000)
	Phinia Inc.	8,483	655
*	Madison Square Garden Entertainment Corp. Class A	8,841	624
	Harley-Davidson Inc.	25,109	607
	Whirlpool Corp.	13,625	592
	LCI Industries	5,321	580
*	Peloton Interactive Inc. Class A	88,349	565
	American Eagle Outfitters Inc.	35,649	563
	Acushnet Holdings Corp.	6,157	547
*	American Airlines Group Inc.	37,315	546
	Marriott Vacations Worldwide Corp.	6,211	527
*	RH	3,439	511
*	Liberty Media Corp.-Liberty Formula One Class A	5,914	497
	HNI Corp.	15,679	489
*	Capri Holdings Ltd.	26,186	485
*	Green Brick Partners Inc.	7,107	478
*	Callaway Golf Co.	29,436	453
*	Six Flags Entertainment Corp.	21,410	450
*,1	Birkenstock Holding plc	9,682	436
*	Liberty Live Holdings Inc. Class A	4,380	422
*	Sonos Inc.	26,611	420
*	Adient plc	17,502	400
	Strategic Education Inc.	5,132	394
*	IMAX Corp.	9,770	388
	Interparfums Inc.	4,086	386
	Columbia Sportswear Co.	5,775	382
*	Central Garden & Pet Co. Class A	11,104	379
	John Wiley & Sons Inc. Class A	8,955	377
*	Goodyear Tire & Rubber Co.	61,698	376
	La-Z-Boy Inc.	9,263	348
	Buckle Inc.	7,045	323
	Newell Brands Inc.	93,890	319
	Leggett & Platt Inc.	29,839	306
	Century Communities Inc.	5,730	303
*	Alaska Air Group Inc.	6,544	301
*	TripAdvisor Inc.	25,668	287
[1]	Wendy's Co.	36,160	278
	Papa John's International Inc.	7,342	251
*	Under Armour Inc. Class A	41,996	247
*	Under Armour Inc. Class C	43,037	247
	Millerknoll Inc.	15,036	243
*	United Parks & Resorts Inc.	5,968	240
*,1	Lucid Group Inc.	30,119	197
	Lennar Corp. Class B	2,090	184
*	Driven Brands Holdings Inc.	13,126	182
*	Coty Inc. Class A	76,661	163
*,1	Hertz Global Holdings Inc.	26,812	145
*	JetBlue Airways Corp.	20,238	111
*	U-Haul Holding Co. (XNYS)	1,510	87
			1,921,533
Consumer Staples (3.1%)
	Procter & Gamble Co.	531,149	76,252
	Coca-Cola Co.	879,400	69,481
	PepsiCo Inc.	309,866	44,680
	CVS Health Corp.	283,203	25,766
	McKesson Corp.	27,949	20,750
	Mondelez International Inc. Class A	292,947	17,920
	Colgate-Palmolive Co.	181,776	16,384
*	Monster Beverage Corp.	157,729	13,893
	Corteva Inc.	153,040	11,980
	Cencora Inc.	41,399	11,151
	Keurig Dr Pepper Inc.	292,828	8,794
	Archer-Daniels-Midland Co.	108,074	8,622
	Sysco Corp.	108,350	8,214
	Kroger Co.	131,281	8,159
	Kenvue Inc.	429,748	7,426
	Kimberly-Clark Corp.	75,122	7,332
	Hershey Co.	32,936	6,391
	Church & Dwight Co. Inc.	54,318	5,194
	Kraft Heinz Co.	193,062	4,635

		Shares	Market Value ($000)
*	US Foods Holding Corp.	50,710	4,151
	General Mills Inc.	120,619	4,078
	Tyson Foods Inc. Class A	62,564	3,818
	McCormick & Co. Inc. (Non-Voting)	57,248	2,712
	Clorox Co.	27,542	2,479
	J M Smucker Co.	23,432	2,418
	Coca-Cola Consolidated Inc.	12,813	2,220
*	Darling Ingredients Inc.	35,363	2,090
*	Sprouts Farmers Market Inc.	22,152	1,830
	Hormel Foods Corp.	65,474	1,521
	Ingredion Inc.	14,267	1,447
	Conagra Brands Inc.	107,736	1,431
	Primo Brands Corp. Class A	57,022	1,414
	Lamb Weston Holdings Inc.	30,457	1,315
	Albertsons Cos. Inc. Class A	79,847	1,246
*	Celsius Holdings Inc.	37,100	1,234
*	Post Holdings Inc.	10,401	955
	Campbell's Co.	43,957	928
	Cal-Maine Foods Inc.	9,729	727
	WD-40 Co.	3,050	610
*	Freshpet Inc.	10,746	555
	Marzetti Co.	4,534	508
	Spectrum Brands Holdings Inc.	5,033	396
	Flowers Foods Inc.	41,631	318
	Nomad Foods Ltd.	27,720	281
	Reynolds Consumer Products Inc.	12,106	262
	J & J Snack Foods Corp.	3,428	261
	Energizer Holdings Inc.	14,068	256
*	BellRing Brands Inc.	26,627	223
*	Simply Good Foods Co.	19,131	220
*	National Beverage Corp.	5,266	195
			415,123
Energy (0.1%)
*	First Solar Inc.	22,952	7,042
*	Nextpower Inc. Class A	32,655	5,107
*	Enphase Energy Inc.	28,733	1,964
*	Plug Power Inc.	296,785	1,172
			15,285
Financials (9.2%)
	JPMorgan Chase & Co.	575,437	172,234
	Bank of America Corp.	1,485,141	76,633
	Goldman Sachs Group Inc.	63,259	64,876
	Morgan Stanley	256,558	53,364
	Citigroup Inc.	371,644	46,790
	Charles Schwab Corp.	377,636	32,987
	S&P Global Inc.	68,550	29,065
	Chubb Ltd.	82,650	25,765
	Progressive Corp.	132,503	25,229
	CME Group Inc.	81,319	22,244
	Bank of New York Mellon Corp.	155,715	21,711
	Blackstone Inc.	167,720	19,618
	PNC Financial Services Group Inc.	88,042	19,468
	US Bancorp	353,128	19,369
	Intercontinental Exchange Inc.	128,998	19,072
	Marsh & McLennan Cos. Inc.	109,844	17,572
*	Robinhood Markets Inc. Class A	171,554	16,178
	Moody's Corp.	35,151	15,932
	Aon plc Class A	47,475	15,005
	Travelers Cos. Inc.	49,072	14,324
	Truist Financial Corp.	285,580	13,768
	Apollo Global Management Inc.	94,671	12,185
	Allstate Corp.	58,961	12,151
	Aflac Inc.	106,407	11,962
	Arthur J Gallagher & Co.	57,335	11,531
	MetLife Inc.	125,805	10,403
	Fifth Third Bancorp	204,377	10,205
	MSCI Inc.	16,127	10,182
*	NU Holdings Ltd. Class A	756,297	9,930
	State Street Corp.	63,010	9,807

		Shares	Market Value ($000)
*	Coinbase Global Inc. Class A	50,389	9,525
	Nasdaq Inc.	102,943	9,524
	Ameriprise Financial Inc.	20,651	9,204
	American International Group Inc.	121,965	9,053
	Interactive Brokers Group Inc. Class A	96,948	8,432
	Hartford Insurance Group Inc.	63,492	8,072
	Prudential Financial Inc.	79,181	7,969
	Cboe Global Markets Inc.	23,687	7,901
	Huntington Bancshares Inc.	453,409	7,418
	M&T Bank Corp.	34,324	7,418
*	Arch Capital Group Ltd.	79,619	7,113
	Northern Trust Corp.	41,875	6,928
	Citizens Financial Group Inc.	96,993	6,039
	Raymond James Financial Inc.	38,651	5,543
	Regions Financial Corp.	195,977	5,487
	Cincinnati Financial Corp.	34,821	5,482
	Ares Management Corp. Class A	42,542	5,467
	Willis Towers Watson plc	21,633	5,401
	Credicorp Ltd.	15,570	5,335
*	Markel Group Inc.	2,826	5,131
	T. Rowe Price Group Inc.	48,905	5,112
	Principal Financial Group Inc.	49,206	5,099
*	SoFi Technologies Inc.	274,170	4,995
	LPL Financial Holdings Inc.	18,016	4,932
	KeyCorp	208,615	4,450
	Broadridge Financial Solutions Inc.	26,343	4,049
	First Citizens BancShares Inc. Class A	1,978	3,937
	East West Bancorp Inc.	30,898	3,786
	Brown & Brown Inc.	64,235	3,613
	Annaly Capital Management Inc.	160,092	3,498
	Pinnacle Financial Partners Inc.	33,679	3,292
	W R Berkley Corp.	50,812	3,229
	Unum Group	37,553	3,126
*	Rocket Cos. Inc. Class A	212,858	3,089
	Everest Group Ltd.	9,377	3,038
	Reinsurance Group of America Inc.	14,917	2,994
*	Circle Internet Group Inc. Class A	25,675	2,901
	RenaissanceRe Holdings Ltd.	10,232	2,869
	Evercore Inc. Class A	8,333	2,840
	Assurant Inc.	11,284	2,808
	Globe Life Inc.	17,994	2,757
	Fidelity National Financial Inc.	58,133	2,753
	Ally Financial Inc.	62,413	2,672
	Equitable Holdings Inc.	64,548	2,669
	Tradeweb Markets Inc. Class A	26,358	2,642
	Webster Financial Corp.	36,246	2,636
	First Horizon Corp.	108,742	2,635
	AGNC Investment Corp.	250,173	2,604
	Stifel Financial Corp.	33,529	2,352
	Invesco Ltd.	82,291	2,342
	Wintrust Financial Corp.	14,894	2,238
	Popular Inc.	14,557	2,162
	UMB Financial Corp.	16,249	2,133
*	Riot Platforms Inc.	78,078	2,117
	SouthState Bank Corp.	22,154	2,099
	FactSet Research Systems Inc.	8,464	2,078
	Zions Bancorp NA	32,765	2,046
	SEI Investments Co.	23,126	2,032
	Columbia Banking System Inc.	66,095	1,959
	American Financial Group Inc.	14,958	1,942
	Primerica Inc.	7,185	1,940
	Old Republic International Corp.	51,650	1,923
	Western Alliance Bancorp	24,129	1,922
	Franklin Resources Inc.	60,732	1,884
	Old National Bancorp	78,235	1,878
	Affiliated Managers Group Inc.	6,179	1,871
*	StoneX Group Inc.	16,442	1,864
	Cullen/Frost Bankers Inc.	13,439	1,821
	Voya Financial Inc.	21,490	1,745
	Houlihan Lokey Inc. Class A	12,227	1,732

		Shares	Market Value ($000)
	Corebridge Financial Inc.	62,499	1,687
	Commerce Bancshares Inc.	30,585	1,597
	Axis Capital Holdings Ltd.	16,795	1,594
	Jackson Financial Inc. Class A	15,100	1,557
	Kinsale Capital Group Inc.	4,996	1,523
*	Clearwater Analytics Holdings Inc. Class A	62,483	1,521
	Blue Owl Capital Inc. Class A	146,510	1,506
	XP Inc. Class A	89,542	1,493
	Valley National Bancorp	108,340	1,492
	Hanover Insurance Group Inc.	7,997	1,489
	OneMain Holdings Inc.	26,641	1,474
	Prosperity Bancshares Inc.	21,156	1,459
	First American Financial Corp.	21,958	1,454
	Janus Henderson Group plc	27,778	1,436
	FNB Corp.	80,020	1,399
	Glacier Bancorp Inc.	28,749	1,367
	United Bankshares Inc.	31,333	1,360
	Lincoln National Corp.	38,504	1,359
	Starwood Property Trust Inc.	78,018	1,333
	TPG Inc. Class A	31,133	1,325
	Hancock Whitney Corp.	18,668	1,272
	Ameris Bancorp	14,876	1,254
	MGIC Investment Corp.	49,701	1,253
*	MARA Holdings Inc.	85,836	1,234
*	Galaxy Digital Inc. Class A	41,558	1,229
	Piper Sandler Cos.	15,649	1,227
	Atlantic Union Bankshares Corp.	32,052	1,206
	Essent Group Ltd.	20,751	1,201
	Selective Insurance Group Inc.	13,604	1,177
	Bank OZK	24,114	1,167
	Rithm Capital Corp.	125,106	1,166
	White Mountains Insurance Group Ltd.	557	1,150
	Home BancShares Inc.	42,177	1,129
	Moelis & Co. Class A	16,630	1,119
	MarketAxess Holdings Inc.	8,236	1,071
	Associated Banc-Corp	37,582	1,045
	Radian Group Inc.	30,388	1,038
*	Oscar Health Inc. Class A	46,063	1,024
	SLM Corp.	45,712	1,011
	First Financial Bankshares Inc.	30,399	993
	Lazard Inc.	20,782	984
*	Texas Capital Bancshares Inc.	9,836	979
	CNO Financial Group Inc.	21,055	968
	Eastern Bankshares Inc.	48,543	958
	Flagstar Bank NA	68,082	957
	Fulton Financial Corp.	42,639	925
	RLI Corp.	18,464	924
	United Community Banks Inc.	27,685	912
	Bread Financial Holdings Inc.	10,216	910
	ServisFirst Bancshares Inc.	11,637	908
	Virtu Financial Inc. Class A	17,924	899
	International Bancshares Corp.	12,341	891
	Independent Bank Corp.	11,065	875
	First Bancorp	35,851	860
	WSFS Financial Corp.	11,981	856
	Renasant Corp.	20,948	853
	Victory Capital Holdings Inc. Class A	10,061	851
	BGC Group Inc. Class A	81,325	850
	Cathay General Bancorp	14,507	836
*	Brighthouse Financial Inc.	12,952	810
*	Lemonade Inc.	13,953	809
	Hamilton Lane Inc. Class A	9,151	797
	Ryan Specialty Holdings Inc. Class A	25,033	797
	PJT Partners Inc. Class A	5,128	784
	StepStone Group Inc. Class A	15,629	771
	BankUnited Inc.	16,592	770
	Community Financial System Inc.	11,992	763
	First Hawaiian Inc.	28,201	761
	CVB Financial Corp.	37,267	759
*	Genworth Financial Inc. Class A	88,073	754

		Shares	Market Value ($000)
	WesBanco Inc.	21,579	748
	First Financial Bancorp	23,832	733
	Assured Guaranty Ltd.	9,788	726
	Simmons First National Corp. Class A	33,075	709
	First Interstate BancSystem Inc. Class A	19,127	681
	Bank of Hawaii Corp.	8,724	668
	Blackstone Mortgage Trust Inc. Class A	36,009	658
	Seacoast Banking Corp. of Florida	21,528	653
*	Upstart Holdings Inc.	19,220	649
	Towne Bank	19,024	648
*	Palomar Holdings Inc.	5,913	633
	Provident Financial Services Inc.	28,543	633
*	NMI Holdings Inc. Class A	17,588	631
	WaFd Inc.	17,122	609
	First Merchants Corp.	14,292	576
*,1	Freedom Holding Corp.	3,981	569
	Park National Corp.	3,260	559
	PennyMac Financial Services Inc.	6,545	549
	Trustmark Corp.	12,347	545
	BOK Financial Corp.	4,209	539
	Beacon Financial Corp.	18,498	538
	Artisan Partners Asset Management Inc. Class A	14,167	530
	WisdomTree Inc.	27,575	525
	Bank of NT Butterfield & Son Ltd.	9,259	523
	NBT Bancorp Inc.	11,254	520
	BancFirst Corp.	4,635	511
*	Credit Acceptance Corp.	852	489
	Banner Corp.	7,490	487
*	SiriusPoint Ltd.	22,771	486
	Northwest Bancshares Inc.	33,563	475
	First Commonwealth Financial Corp.	22,944	435
	ARMOUR Residential REIT Inc.	25,107	431
	Cohen & Steers Inc.	6,164	430
	Stock Yards Bancorp Inc.	5,782	415
	Horace Mann Educators Corp.	8,960	410
	City Holding Co.	3,092	384
	S&T Bancorp Inc.	8,408	379
	Nelnet Inc. Class A	2,872	375
	Walker & Dunlop Inc.	7,340	368
*	Triumph Financial Inc.	5,068	361
	Hilltop Holdings Inc.	9,556	360
	Intercorp Financial Services Inc.	7,052	349
	Hope Bancorp Inc.	27,189	341
	Kemper Corp.	13,115	324
	1st Source Corp.	4,066	300
	Live Oak Bancshares Inc.	7,773	296
	Enact Holdings Inc.	6,222	260
	Ladder Capital Corp.	25,100	257
	Arbor Realty Trust Inc.	43,727	251
	F&G Annuities & Life Inc.	8,317	231
	CNA Financial Corp.	4,813	202
	TFS Financial Corp.	11,639	185
*	Trupanion Inc.	8,153	178
*	Chime Financial Inc. Class A	7,500	140
	Navient Corp.	14,928	128
*	Columbia Financial Inc.	5,976	120
			1,224,979
Health Care (9.0%)
	Eli Lilly & Co.	181,158	200,180
	AbbVie Inc.	400,602	87,219
	UnitedHealth Group Inc.	205,768	78,256
	Merck & Co. Inc.	561,959	66,716
	Thermo Fisher Scientific Inc.	85,395	42,058
	Amgen Inc.	121,630	40,964
	Gilead Sciences Inc.	281,620	37,858
*	Intuitive Surgical Inc.	79,819	33,894
	Pfizer Inc.	1,284,580	33,630
	Abbott Laboratories	391,561	33,518
	Bristol-Myers Squibb Co.	460,821	26,350

		Shares	Market Value ($000)
	Danaher Corp.	142,393	26,011
*	Vertex Pharmaceuticals Inc.	57,395	25,687
	Stryker Corp.	77,831	23,745
	Medtronic plc	289,992	21,404
	Elevance Health Inc.	49,220	19,353
	Cigna Group	59,569	16,524
*	Boston Scientific Corp.	333,777	16,125
	Regeneron Pharmaceuticals Inc.	22,948	14,108
	HCA Healthcare Inc.	36,647	13,872
*	Edwards Lifesciences Corp.	130,145	11,254
	Cardinal Health Inc.	53,960	10,619
*	IDEXX Laboratories Inc.	18,016	10,153
	Becton Dickinson & Co.	64,681	9,516
	Agilent Technologies Inc.	64,427	8,732
*	Alnylam Pharmaceuticals Inc.	28,661	8,655
*	Waters Corp.	22,222	8,524
	Humana Inc.	27,294	8,336
	Zoetis Inc.	99,677	7,744
*	IQVIA Holdings Inc.	38,197	6,960
*	Natera Inc.	29,871	6,672
*	Centene Corp.	110,808	6,604
*	Dexcom Inc.	88,399	6,519
*	Biogen Inc.	33,028	6,474
	GE HealthCare Technologies Inc.	103,484	6,451
	ResMed Inc.	33,006	6,290
*	Veeva Systems Inc. Class A	33,718	5,878
*	Illumina Inc.	34,741	5,661
*	United Therapeutics Corp.	9,586	5,338
	West Pharmaceutical Services Inc.	16,187	5,225
*	Insmed Inc.	47,348	5,062
	Labcorp Holdings Inc.	18,894	4,914
	Quest Diagnostics Inc.	25,203	4,912
	Royalty Pharma plc Class A	86,927	4,847
	STERIS plc	22,200	4,723
	Viatris Inc.	261,057	4,245
*	Moderna Inc.	81,019	3,823
	Zimmer Biomet Holdings Inc.	44,784	3,687
*	Guardant Health Inc.	27,785	3,603
*	Incyte Corp.	36,286	3,510
*	Neurocrine Biosciences Inc.	21,902	3,467
*	Tenet Healthcare Corp.	19,696	3,453
*	Jazz Pharmaceuticals plc	13,166	3,114
*	Exelixis Inc.	59,584	3,008
*	Roivant Sciences Ltd.	96,012	2,879
*	Ionis Pharmaceuticals Inc.	35,760	2,736
*	Penumbra Inc.	8,567	2,727
*	Cooper Cos. Inc.	44,143	2,702
	Revvity Inc.	25,614	2,678
*	Align Technology Inc.	15,189	2,657
*	Elanco Animal Health Inc.	111,250	2,653
*	Solventum Corp.	33,383	2,502
*	BioMarin Pharmaceutical Inc.	42,995	2,463
	Encompass Health Corp.	22,522	2,384
*	Arrowhead Pharmaceuticals Inc.	30,270	2,358
*	Bridgebio Pharma Inc.	35,507	2,353
*	ICON plc	17,178	2,337
*	Insulet Corp.	15,856	2,298
*	Medpace Holdings Inc.	5,046	2,256
*	Cytokinetics Inc.	28,956	2,223
*	Axsome Therapeutics Inc.	9,344	2,191
	Baxter International Inc.	115,872	2,176
	Ensign Group Inc.	12,570	2,107
*	Globus Medical Inc. Class A	25,380	2,078
*	Praxis Precision Medicines Inc.	5,774	2,021
*	Molina Healthcare Inc.	11,498	1,996
*	Charles River Laboratories International Inc.	11,041	1,995
*	Madrigal Pharmaceuticals Inc.	3,828	1,904
*	Masimo Corp.	10,186	1,818
	Bio-Techne Corp.	34,943	1,806
*	BrightSpring Health Services Inc.	28,856	1,780

		Shares	Market Value ($000)
*	Henry Schein Inc.	22,984	1,760
*	Halozyme Therapeutics Inc.	26,202	1,744
	Universal Health Services Inc. Class B	11,866	1,734
*	Krystal Biotech Inc.	5,543	1,713
*	HealthEquity Inc.	18,861	1,660
*	DaVita Inc.	7,945	1,544
*	Alkermes plc	36,231	1,529
*	Repligen Corp.	11,924	1,478
*	Corcept Therapeutics Inc.	21,226	1,475
*	Lantheus Holdings Inc.	14,629	1,453
*	Vaxcyte Inc.	27,803	1,429
	Bruker Corp.	23,354	1,375
*	Avantor Inc.	149,122	1,360
	Chemed Corp.	3,146	1,342
*	Bio-Rad Laboratories Inc. Class A	4,190	1,309
*	PTC Therapeutics Inc.	17,620	1,301
*	Protagonist Therapeutics Inc.	13,018	1,296
*	Glaukos Corp.	12,505	1,292
	Teleflex Inc.	9,984	1,284
*	Nuvalent Inc. Class A	11,174	1,234
*	TG Therapeutics Inc.	32,448	1,231
*	Hims & Hers Health Inc.	45,980	1,202
*	CRISPR Therapeutics AG	20,402	1,146
*	Tempus AI Inc. Class A	22,315	1,126
*	Cogent Biosciences Inc.	32,013	1,119
*	Xenon Pharmaceuticals Inc.	19,332	1,058
*	Kymera Therapeutics Inc.	12,887	1,049
*	Rhythm Pharmaceuticals Inc.	11,836	1,045
*	Ligand Pharmaceuticals Inc.	4,319	1,002
*	Sotera Health Co.	62,747	981
*	Indivior Pharmaceuticals Inc.	27,064	975
*	Scholar Rock Holding Corp.	19,562	964
*	Twist Bioscience Corp.	13,551	906
*	LivaNova plc	12,216	902
*	Envista Holdings Corp.	36,825	867
*	RadNet Inc.	15,242	846
*	Merit Medical Systems Inc.	13,086	825
*	Veracyte Inc.	17,546	813
*	IRhythm Holdings Inc.	7,125	812
*	Viking Therapeutics Inc.	24,611	806
	Organon & Co.	58,687	783
*	Crinetics Pharmaceuticals Inc.	21,896	778
*	Option Care Health Inc.	35,751	746
*	ICU Medical Inc.	5,430	735
*	Haemonetics Corp.	10,492	711
*	10X Genomics Inc. Class A	25,091	710
*	Beam Therapeutics Inc.	21,404	705
*	Integer Holdings Corp.	7,752	693
*	Denali Therapeutics Inc.	31,833	670
*	Alignment Healthcare Inc.	43,650	669
*	Doximity Inc. Class A	30,181	646
*	ACADIA Pharmaceuticals Inc.	28,110	609
*	Immunovant Inc.	18,189	606
*	Supernus Pharmaceuticals Inc.	12,588	581
*	Privia Health Group Inc.	26,159	563
*	Prestige Consumer Healthcare Inc.	10,699	509
*	TransMedics Group Inc.	7,496	504
*	Ultragenyx Pharmaceutical Inc.	20,770	497
*	Waystar Holding Corp.	24,679	491
	DENTSPLY SIRONA Inc.	45,285	474
*	Summit Therapeutics Inc.	26,355	462
*	BioCryst Pharmaceuticals Inc.	50,474	450
*	Omnicell Inc.	10,038	443
*	Progyny Inc.	16,730	428
*	ADMA Biologics Inc.	51,720	413
*	Sarepta Therapeutics Inc.	22,387	400
*	CorVel Corp.	6,485	400
	Select Medical Holdings Corp.	23,949	395
*	Novocure Ltd.	22,652	386
*	Agios Pharmaceuticals Inc.	12,589	370

		Shares	Market Value ($000)
*,1	Recursion Pharmaceuticals Inc. Class A	102,110	367
*	PACS Group Inc.	9,836	361
*	Innoviva Inc.	16,651	357
*	Caris Life Sciences Inc.	20,575	344
	Perrigo Co. plc	30,710	339
*	Procept Biorobotics Corp.	11,905	313
*	Harmony Biosciences Holdings Inc.	9,771	309
*	AtriCure Inc.	10,809	299
*	Enovis Corp.	12,754	289
*	LifeStance Health Group Inc.	37,175	287
*	Inspire Medical Systems Inc.	6,436	266
*	Tandem Diabetes Care Inc.	15,253	262
	CONMED Corp.	6,847	244
*	Surgery Partners Inc.	17,338	232
*	AdaptHealth Corp. Class A	22,848	231
*	Azenta Inc.	8,968	205
*	QuidelOrtho Corp.	14,897	194
*	Certara Inc.	26,925	157
*	Atrium Therapeutics Inc.	2,521	33
			1,198,426
Industrials (7.3%)
	Visa Inc. Class A	380,642	124,226
	Mastercard Inc. Class A	181,909	89,859
	American Express Co.	122,127	38,650
	Deere & Co.	55,249	29,955
	Capital One Financial Corp.	138,961	26,115
	Accenture plc Class A	139,120	26,025
	Trane Technologies plc	50,407	22,749
	Automatic Data Processing Inc.	91,178	20,227
	FedEx Corp.	48,461	19,954
	Johnson Controls International plc	138,415	18,556
	United Parcel Service Inc. Class B	165,951	17,705
	CRH plc	151,645	16,497
	Illinois Tool Works Inc.	65,514	16,200
*	Rocket Lab Corp.	110,694	15,882
	Comfort Systems USA Inc.	7,865	14,379
	United Rentals Inc.	14,353	14,291
*	Bloom Energy Corp. Class A	48,928	13,944
	Cintas Corp.	77,726	13,311
*	Keysight Technologies Inc.	38,905	13,163
	PACCAR Inc.	116,529	12,861
	Carrier Global Corp.	177,522	11,338
	Ferguson Enterprises Inc.	43,188	9,759
	Old Dominion Freight Line Inc.	41,506	9,345
*	Block Inc. Class A	120,932	9,157
	Vulcan Materials Co.	29,892	8,457
*	Axon Enterprise Inc.	17,095	7,671
	Paychex Inc.	72,939	7,074
*	Fiserv Inc.	121,002	6,844
*	Fair Isaac Corp.	5,234	6,546
	Dover Corp.	30,653	6,479
	Ingersoll Rand Inc.	89,879	6,439
	Otis Worldwide Corp.	88,211	6,249
	nVent Electric plc	36,009	6,013
	PayPal Holdings Inc.	129,673	5,803
*	Sterling Infrastructure Inc.	6,676	5,747
	Synchrony Financial	78,500	5,608
*	Corpay Inc.	15,365	5,559
*	XPO Inc.	25,912	5,552
	Verisk Analytics Inc.	31,640	5,537
*	Mettler-Toledo International Inc.	4,648	5,487
	AerCap Holdings NV	36,541	5,093
	Fidelity National Information Services Inc.	117,241	5,040
	MKS Inc.	15,188	4,925
	Smurfit Westrock plc	117,785	4,847
	JB Hunt Transport Services Inc.	17,302	4,783
	Expeditors International of Washington Inc.	30,154	4,764
	CH Robinson Worldwide Inc.	26,553	4,744
	Veralto Corp.	55,998	4,605

		Shares	Market Value ($000)
	DuPont de Nemours Inc.	94,648	4,583
*	Affirm Holdings Inc. Class A	62,146	4,577
	Equifax Inc.	27,580	4,572
	Packaging Corp. of America	19,967	4,371
	Snap-on Inc.	11,589	4,302
	Fortive Corp.	71,734	4,184
*	Generac Holdings Inc.	13,064	3,631
	Lennox International Inc.	7,182	3,607
	Global Payments Inc.	47,018	3,550
	Nordson Corp.	12,029	3,456
*	Dycom Industries Inc.	6,531	3,331
	Ball Corp.	60,603	3,313
	Masco Corp.	46,972	3,300
*	Modine Manufacturing Co.	11,729	3,271
	Carlisle Cos. Inc.	9,364	3,229
	TransUnion	44,064	3,153
*	Planet Labs PBC	60,625	3,100
	RPM International Inc.	28,737	3,045
*	Trimble Inc.	53,845	3,037
	Watsco Inc.	7,866	2,888
*	Saia Inc.	6,036	2,851
	Graco Inc.	37,526	2,831
*	Zebra Technologies Corp. Class A	11,494	2,800
	Stanley Black & Decker Inc.	34,936	2,775
	Knight-Swift Transportation Holdings Inc. Class A	35,563	2,690
*	TopBuild Corp.	6,349	2,651
	Pentair plc	36,978	2,620
	Littelfuse Inc.	5,550	2,591
	Applied Industrial Technologies Inc.	8,369	2,543
	Allegion plc	19,462	2,531
*,1	QXO Inc.	145,491	2,510
	Cognex Corp.	37,937	2,498
	Crown Holdings Inc.	26,155	2,487
*	SPX Technologies Inc.	10,804	2,341
	Owens Corning	18,452	2,322
	Valmont Industries Inc.	4,398	2,286
	Jack Henry & Associates Inc.	16,404	2,236
	Ryder System Inc.	8,866	2,224
	Advanced Drainage Systems Inc.	15,968	2,222
	AAON Inc.	15,195	2,130
	Acuity Inc.	6,974	2,128
	Donaldson Co. Inc.	25,966	2,126
*	Core & Main Inc. Class A	42,910	2,122
	CNH Industrial NV	198,408	2,026
	Toro Co.	22,302	2,005
*	Aurora Innovation Inc. Class A	263,868	1,937
	Watts Water Technologies Inc. Class A	6,156	1,902
	EnerSys	8,231	1,876
*	Builders FirstSource Inc.	24,524	1,870
	Simpson Manufacturing Co. Inc.	9,366	1,777
	UL Solutions Inc. Class A	17,328	1,724
	AptarGroup Inc.	14,762	1,710
*	Everus Construction Group Inc.	11,490	1,709
*	Middleby Corp.	10,755	1,667
	Sensata Technologies Holding plc	32,799	1,620
	Landstar System Inc.	7,733	1,600
	Zurn Elkay Water Solutions Corp.	33,672	1,583
	Ralliant Corp.	25,574	1,582
	AGCO Corp.	14,011	1,573
	JBT Marel Corp.	11,700	1,572
	Eagle Materials Inc.	7,028	1,554
	Armstrong World Industries Inc.	9,720	1,535
*	Gates Industrial Corp. plc	57,197	1,483
*	Axalta Coating Systems Ltd.	48,069	1,479
	Terex Corp.	25,049	1,457
	A O Smith Corp.	25,675	1,456
	Federal Signal Corp.	13,441	1,434
*	IES Holdings Inc.	2,047	1,389
	MSA Safety Inc.	8,359	1,386
	Arcosa Inc.	10,851	1,375

		Shares	Market Value ($000)
	Granite Construction Inc.	9,791	1,340
*	GXO Logistics Inc.	25,335	1,270
*	Construction Partners Inc. Class A	10,712	1,248
	Brunswick Corp.	14,840	1,243
*	Mohawk Industries Inc.	11,441	1,229
	Genpact Ltd.	35,850	1,181
*	Paylocity Holding Corp.	9,916	1,140
*	Symbotic Inc. Class A	24,255	1,126
*	WEX Inc.	7,655	1,110
	Installed Building Products Inc.	5,186	1,089
	MSC Industrial Direct Co. Inc. Class A	9,938	1,088
	Louisiana-Pacific Corp.	14,227	1,087
	Sonoco Products Co.	22,319	1,086
	Fortune Brands Innovations Inc.	27,274	1,062
*	FTI Consulting Inc.	6,805	1,042
	WillScot Holdings Corp.	40,227	1,035
*	ExlService Holdings Inc.	34,868	1,012
*	ACI Worldwide Inc.	23,159	1,011
*	Knife River Corp.	12,806	1,005
*	Trex Co. Inc.	24,108	998
	Brink's Co.	9,430	981
	Herc Holdings Inc.	7,301	971
*	RXO Inc.	36,323	929
	Vontier Corp.	32,655	927
	Belden Inc.	8,784	923
*	Resideo Technologies Inc.	28,858	902
	AZZ Inc.	6,658	902
	ADT Inc.	131,501	882
	UniFirst Corp.	3,277	870
	Franklin Electric Co. Inc.	8,765	862
	Kadant Inc.	2,649	846
*	Itron Inc.	10,164	838
	Korn Ferry	11,820	827
	Badger Meter Inc.	6,641	823
	HB Fuller Co.	12,300	788
*	Remitly Global Inc.	38,282	766
*	OSI Systems Inc.	3,512	761
	Griffon Corp.	8,628	759
	Maximus Inc.	12,192	755
	Silgan Holdings Inc.	20,032	752
	Graphic Packaging Holding Co.	66,224	746
*	NCR Atleos Corp.	16,392	731
*	Versigent plc	16,385	723
	ArcBest Corp.	5,013	685
*	BILL Holdings Inc.	18,170	673
*,1	Shift4 Payments Inc. Class A	14,945	666
	Robert Half Inc.	22,433	660
*	Hayward Holdings Inc.	46,405	655
	StoneCo Ltd. Class A	56,174	643
*	Euronet Worldwide Inc.	8,840	641
*	Joby Aviation Inc.	53,157	633
	ZIM Integrated Shipping Services Ltd.	26,879	631
	Atkore Inc.	7,496	621
	McGrath RentCorp	5,512	601
	Boise Cascade Co.	8,470	591
	Western Union Co.	71,379	580
	Werner Enterprises Inc.	13,568	563
	Hub Group Inc. Class A	13,535	562
	ABM Industries Inc.	13,696	535
*	Sezzle Inc.	3,627	429
	Crane NXT Co.	11,022	428
*	Flywire Corp.	26,113	419
*	Huron Consulting Group Inc.	3,795	408
*	Masterbrand Inc.	44,957	390
*	Cimpress plc	3,851	380
	Pagseguro Digital Ltd. Class A	39,937	373
*	CBIZ Inc.	11,032	366
	Schneider National Inc. Class B	10,206	361
	EVERTEC Inc.	14,352	351
	Tennant Co.	4,056	349

		Shares	Market Value ($000)
*	Enovix Corp.	43,175	345
	Greif Inc. Class A	5,310	336
	ManpowerGroup Inc.	10,421	330
*	Marqeta Inc. Class A	80,267	326
*	Payoneer Global Inc.	62,232	324
	Greenbrier Cos. Inc.	6,749	318
	TriNet Group Inc.	6,702	306
*	O-I Glass Inc.	34,349	301
	TriMas Corp.	7,143	292
	Matson Inc.	1,556	282
	Insperity Inc.	8,103	279
	United States Lime & Minerals Inc.	2,426	277
	Lindsay Corp.	2,396	262
	Tecnoglass Inc.	6,080	262
*	Gibraltar Industries Inc.	6,690	259
*	Upwork Inc.	27,658	244
	Dlocal Ltd. Class A	19,826	235
*	Everforth Inc.	9,157	208
*	Legalzoom.com Inc.	28,012	176
*	Verra Mobility Corp. Class A	35,872	162
	Ardagh Metal Packaging SA	30,648	124
			978,818
Real Estate (2.5%)
	Welltower Inc.	155,488	31,926
	Prologis Inc.	209,745	30,092
	Equinix Inc.	22,101	23,605
	American Tower Corp.	105,766	19,774
	Simon Property Group Inc.	73,260	15,012
	Digital Realty Trust Inc.	77,798	14,782
	Realty Income Corp.	207,032	12,687
	Public Storage	35,706	10,844
	Crown Castle Inc.	98,088	8,975
	Ventas Inc.	105,863	8,937
	Iron Mountain Inc.	66,333	8,507
*	CBRE Group Inc. Class A	67,228	8,406
	Extra Space Storage Inc.	47,617	6,872
	AvalonBay Communities Inc.	32,144	5,867
	Equity Residential	85,609	5,603
	SBA Communications Corp.	23,943	4,864
	Invitation Homes Inc.	138,346	4,047
	Essex Property Trust Inc.	14,409	3,928
	WP Carey Inc.	49,014	3,648
	Kimco Realty Corp.	151,123	3,639
	Host Hotels & Resorts Inc.	155,030	3,563
	Sun Communities Inc.	27,690	3,424
	Mid-America Apartment Communities Inc.	26,304	3,395
	Regency Centers Corp.	40,857	3,160
	Omega Healthcare Investors Inc.	66,706	3,119
*	CoStar Group Inc.	94,418	3,040
*	Jones Lang LaSalle Inc.	10,669	3,012
	Healthpeak Properties Inc.	156,705	3,001
	Lamar Advertising Co. Class A	19,517	2,976
	UDR Inc.	74,687	2,756
	Equity LifeStyle Properties Inc.	43,441	2,683
	Camden Property Trust	23,862	2,543
	American Homes 4 Rent Class A	77,242	2,478
	EastGroup Properties Inc.	11,966	2,416
	Federal Realty Investment Trust	19,235	2,301
	BXP Inc.	35,800	2,148
	Brixmor Property Group Inc.	68,834	2,104
	CareTrust REIT Inc.	50,294	2,053
	CubeSmart	51,163	2,047
	American Healthcare REIT Inc.	39,989	1,955
	Alexandria Real Estate Equities Inc.	38,741	1,925
	NNN REIT Inc.	42,723	1,902
	Agree Realty Corp.	25,559	1,895
	Rexford Industrial Realty Inc.	52,738	1,871
	First Industrial Realty Trust Inc.	28,917	1,789
	STAG Industrial Inc.	42,177	1,597

		Shares	Market Value ($000)
	Ryman Hospitality Properties Inc.	13,814	1,590
	Terreno Realty Corp.	22,837	1,500
	Healthcare Realty Trust Inc. Class A	74,173	1,478
	Rayonier Inc.	67,230	1,404
	Macerich Co.	61,911	1,394
	Essential Properties Realty Trust Inc.	44,440	1,359
	Vornado Realty Trust	39,815	1,344
	Kite Realty Group Trust	48,824	1,339
*	Zillow Group Inc. Class C	36,781	1,287
*	Compass Inc. Class A	143,865	1,184
	HA Sustainable Infrastructure Capital Inc.	28,128	1,153
	Phillips Edison & Co. Inc.	28,406	1,140
	Sabra Health Care REIT Inc.	55,735	1,109
	Outfront Media Inc.	33,094	1,067
	Cousins Properties Inc.	37,940	1,017
	Americold Realty Trust Inc.	64,607	1,014
	Millrose Properties Inc.	34,597	976
	EPR Properties	16,923	965
	Tanger Inc.	25,811	931
	Kilroy Realty Corp.	26,578	911
	Independence Realty Trust Inc.	54,009	877
	Broadstone Net Lease Inc.	42,761	865
	COPT Defense Properties	25,640	822
	National Health Investors Inc.	10,567	774
	Apple Hospitality REIT Inc.	50,525	742
	SL Green Realty Corp.	16,150	733
	Lineage Inc.	15,920	707
	National Storage Affiliates Trust	15,989	682
	LXP Industrial Trust	13,160	680
*	Cushman & Wakefield Ltd.	52,061	648
	Acadia Realty Trust	29,293	645
	Highwoods Properties Inc.	24,647	643
	Urban Edge Properties	28,217	633
	Curbline Properties Corp.	21,616	630
	DigitalBridge Group Inc.	39,575	619
	Four Corners Property Trust Inc.	23,478	585
	Medical Properties Trust Inc.	113,340	579
	St. Joe Co.	8,492	540
	Park Hotels & Resorts Inc.	42,206	512
	DiamondRock Hospitality Co.	45,323	498
	Newmark Group Inc. Class A	33,756	472
*	Howard Hughes Holdings Inc.	7,041	446
	Sunstone Hotel Investors Inc.	39,986	433
	Douglas Emmett Inc.	36,037	419
	Global Net Lease Inc.	44,115	413
*	Zillow Group Inc. Class A	11,472	406
	LTC Properties Inc.	10,641	398
	Getty Realty Corp.	11,878	386
	Pebblebrook Hotel Trust	25,015	381
	Xenia Hotels & Resorts Inc.	20,887	363
	Innovative Industrial Properties Inc.	6,197	359
	eXp World Holdings Inc.	19,341	95
			339,315
Technology (49.6%)
	NVIDIA Corp.	5,292,250	1,117,406
	Apple Inc.	3,257,660	1,016,585
	Microsoft Corp.	1,677,035	755,068
	Alphabet Inc. Class A	1,314,277	499,872
	Broadcom Inc.	1,044,307	466,565
	Alphabet Inc. Class C	1,070,390	402,927
	Meta Platforms Inc. Class A	493,714	312,279
	Micron Technology Inc.	252,656	245,329
*	Advanced Micro Devices Inc.	364,153	187,939
*	Intel Corp.	1,000,341	114,719
	Lam Research Corp.	283,909	90,334
	Oracle Corp.	380,641	85,941
	Applied Materials Inc.	179,382	80,733
	Texas Instruments Inc.	205,512	62,821
	QUALCOMM Inc.	241,804	60,698

		Shares	Market Value ($000)
	KLA Corp.	29,750	57,171
*	Sandisk Corp.	32,339	54,814
*	Palo Alto Networks Inc.	180,876	50,951
	Seagate Technology Holdings plc	49,204	43,290
*	Crowdstrike Holdings Inc. Class A	55,911	40,871
	Western Digital Corp.	76,929	40,865
	Salesforce Inc.	206,171	39,399
	Marvell Technology Inc.	191,414	39,240
*	AppLovin Corp. Class A	53,913	33,054
	Corning Inc.	176,540	31,982
	Dell Technologies Inc. Class C	70,602	29,717
*	ServiceNow Inc.	236,142	29,369
	Vertiv Holdings Co. Class A	86,029	27,160
*	Adobe Inc.	92,681	24,024
*	Cadence Design Systems Inc.	61,697	23,132
*	Synopsys Inc.	43,172	20,533
	Intuit Inc.	61,741	20,469
*	Fortinet Inc.	139,904	19,303
*	Snowflake Inc. Class A	74,983	19,162
	NXP Semiconductors NV	57,055	18,335
*	Datadog Inc. Class A	70,582	17,458
*	Cloudflare Inc. Class A	70,886	17,142
	Monolithic Power Systems Inc.	10,467	16,394
	Teradyne Inc.	35,407	13,253
*	DoorDash Inc. Class A	82,687	13,171
	Hewlett Packard Enterprise Co.	301,224	12,965
*	Flex Ltd.	83,190	12,543
	Microchip Technology Inc.	119,325	11,294
*	Strategy Inc.	70,535	11,221
*	Autodesk Inc.	48,164	11,141
*	ON Semiconductor Corp.	90,875	10,961
	Jabil Inc.	23,462	8,553
*	Credo Technology Group Holding Ltd.	36,132	8,528
	Roper Technologies Inc.	24,273	7,902
	NetApp Inc.	44,717	7,794
	Qnity Electronics Inc.	47,319	7,382
*	Workday Inc. Class A	47,825	6,992
*	Zoom Communications Inc.	60,235	6,119
*	Twilio Inc. Class A	31,970	6,095
	Cognizant Technology Solutions Corp. Class A	109,273	6,092
*	MongoDB Inc.	17,833	5,984
*	Everpure Inc. Class A	71,112	5,654
	HP Inc.	207,679	5,616
*,1	IonQ Inc.	77,225	5,566
	VeriSign Inc.	18,818	5,370
*	Super Micro Computer Inc.	116,095	5,351
*	Fabrinet	8,085	5,289
*	Reddit Inc. Class A	29,282	5,154
*	F5 Inc.	12,771	4,897
*	Akamai Technologies Inc.	31,835	4,761
	Entegris Inc.	33,889	4,703
*	Okta Inc.	37,832	4,664
*	Lattice Semiconductor Corp.	30,738	4,521
	TD SYNNEX Corp.	17,263	4,510
*	Atlassian Corp. Class A	37,497	4,035
*	PTC Inc.	26,643	3,696
	CDW Corp.	29,392	3,687
*	SiTime Corp.	5,036	3,577
*	Rambus Inc.	24,147	3,512
	Gen Digital Inc.	124,161	3,202
	SS&C Technologies Holdings Inc.	47,302	3,194
*	Semtech Corp.	20,839	3,179
*	Zscaler Inc.	22,582	3,155
*	Nutanix Inc. Class A	58,559	3,049
*	Tyler Technologies Inc.	9,732	3,048
*	Guidewire Software Inc.	19,185	2,929
*	Onto Innovation Inc.	10,996	2,840
*	Dynatrace Inc.	66,353	2,826
*	Toast Inc. Class A	104,710	2,726
*	Pinterest Inc. Class A	133,542	2,677

		Shares	Market Value ($000)
*	DigitalOcean Holdings Inc.	17,044	2,658
	Skyworks Solutions Inc.	33,827	2,633
*	GoDaddy Inc. Class A	30,402	2,609
*	Gartner Inc.	15,840	2,569
*	Check Point Software Technologies Ltd.	18,914	2,554
	Advanced Energy Industries Inc.	8,436	2,549
*	Rubrik Inc. Class A	32,305	2,540
*	HubSpot Inc.	11,497	2,537
*	Samsara Inc. Class A	72,472	2,536
*	Applied Digital Corp.	53,191	2,515
*	Arrow Electronics Inc.	11,670	2,505
*	D-Wave Quantum Inc.	81,811	2,466
*	Docusign Inc.	44,897	2,358
*	Unity Software Inc.	73,930	2,253
*	GLOBALFOUNDRIES Inc.	27,749	2,219
*	FormFactor Inc.	17,427	2,171
*	Manhattan Associates Inc.	13,345	2,002
*	Terawulf Inc.	77,133	1,971
*	Qorvo Inc.	18,987	1,966
*	Cirrus Logic Inc.	11,557	1,964
	Amkor Technology Inc.	28,082	1,953
	Match Group Inc.	53,154	1,920
*	JFrog Ltd.	23,545	1,871
*	Rigetti Computing Inc.	73,094	1,867
*	Core Scientific Inc.	65,000	1,745
*	Cipher Digital Inc.	72,600	1,717
*	MaxLinear Inc. Class A	18,274	1,698
	Avnet Inc.	18,292	1,590
*	Silicon Laboratories Inc.	7,285	1,585
	Paycom Software Inc.	11,294	1,577
*	Maplebear Inc.	38,988	1,552
	Amdocs Ltd.	23,999	1,511
	Vishay Intertechnology Inc.	27,083	1,410
*	Procore Technologies Inc.	28,308	1,401
*	Elastic NV	20,848	1,349
*	Allegro MicroSystems Inc.	27,805	1,331
*	Novanta Inc.	8,085	1,288
*	EPAM Systems Inc.	12,139	1,244
*	Synaptics Inc.	8,721	1,197
*	Commvault Systems Inc.	10,006	1,188
	Kulicke & Soffa Industries Inc.	11,422	1,164
*	SentinelOne Inc. Class A	69,418	1,149
	Clear Secure Inc. Class A	19,833	1,100
*	ServiceTitan Inc. Class A	15,090	1,092
*	Diodes Inc.	10,311	1,086
*	Zeta Global Holdings Corp. Class A	46,950	1,075
*	UiPath Inc. Class A	90,755	1,064
	Power Integrations Inc.	12,534	1,053
*	Dropbox Inc. Class A	38,969	1,047
*	Axcelis Technologies Inc.	6,940	1,044
*	Cleanspark Inc.	56,499	1,033
*	Gitlab Inc. Class A	31,930	991
*	Impinj Inc.	6,319	954
	Universal Display Corp.	9,932	915
*	Qualys Inc.	8,150	891
*	Varonis Systems Inc.	26,031	889
*	Box Inc. Class A	31,428	847
*	Monday.com Ltd.	9,947	832
*	Appfolio Inc. Class A	4,956	799
*,1	SoundHound AI Inc. Class A	87,250	785
	Dolby Laboratories Inc. Class A	13,656	762
*	Tenable Holdings Inc.	26,456	747
	Pegasystems Inc.	20,782	743
	RingCentral Inc. Class A	16,966	735
*	Global-e Online Ltd.	23,988	735
*	Life360 Inc.	17,308	735
*	Teradata Corp.	21,215	722
*	Insight Enterprises Inc.	6,522	694
*,1	Wix.com Ltd.	11,987	672
*	Ambarella Inc.	9,237	667

		Shares	Market Value ($000)
*	Q2 Holdings Inc.	13,971	662
*	IAC Inc.	14,671	659
*	Kyndryl Holdings Inc.	52,269	652
	Adeia Inc.	24,311	650
*	NetScout Systems Inc.	15,596	649
*	CCC Intelligent Solutions Holdings Inc.	136,163	640
*	Rogers Corp.	4,021	569
*	Workiva Inc. Class A	11,332	564
*	Cargurus Inc. Class A	17,708	529
*	LiveRamp Holdings Inc.	13,884	521
*	Braze Inc. Class A	19,630	503
*	Alarm.com Holdings Inc.	10,760	485
*	SPS Commerce Inc.	8,550	485
*	Freshworks Inc. Class A	47,230	459
*	Magnite Inc.	31,708	454
*	Five9 Inc.	17,452	425
*	nCino Inc.	25,410	409
*	Ziff Davis Inc.	8,721	393
*	Globant SA	9,736	393
*	DXC Technology Co.	38,960	386
*	Trump Media & Technology Group Corp.	36,181	337
*	BlackLine Inc.	11,046	325
*	DoubleVerify Holdings Inc.	32,376	314
*	Progress Software Corp.	9,413	309
*	C3.ai Inc. Class A	28,557	308
*	Yelp Inc. Class A	13,304	303
*	Intapp Inc.	12,794	295
*	Alkami Technology Inc.	15,450	281
	Concentrix Corp.	9,813	278
*	Blackbaud Inc.	8,414	258
*	SailPoint Inc.	13,353	251
*	NCR Voyix Corp.	30,573	220
*	Clarivate plc	81,534	206
*	Appian Corp. Class A	8,661	203
*	ZoomInfo Technologies Inc. Class A	58,907	196
*	Asana Inc. Class A	19,037	147
*	N-able Inc.	15,840	59
			6,618,797
Telecommunications (2.6%)
	Cisco Systems Inc.	900,026	108,381
	Verizon Communications Inc.	955,034	45,660
	AT&T Inc.	1,562,817	38,758
*	Arista Networks Inc.	233,272	37,200
	T-Mobile US Inc.	108,954	20,432
	Comcast Corp. Class A	817,277	20,326
*	Ciena Corp.	31,895	18,506
	Motorola Solutions Inc.	37,682	15,196
*	Lumentum Holdings Inc.	15,922	13,613
*	AST SpaceMobile Inc. Class A	48,830	5,538
*	EchoStar Corp. Class A	30,349	3,921
*	Roku Inc.	29,143	3,794
*	Charter Communications Inc. Class A	18,498	2,665
*	Viavi Solutions Inc.	51,602	2,506
*	Lumen Technologies Inc.	213,447	2,346
	Millicom International Cellular SA	22,545	1,924
	InterDigital Inc.	5,793	1,460
*	Globalstar Inc.	11,200	943
	Telephone & Data Systems Inc.	22,339	874
*	Extreme Networks Inc.	29,868	792
	Ubiquiti Inc.	950	555
*	Calix Inc.	13,488	536
*	Liberty Global Ltd. Class A	37,619	470
*	Liberty Global Ltd. Class C	29,648	360
*	Liberty Latin America Ltd. Class C	31,090	255
			347,011
Utilities (0.4%)
	Waste Management Inc.	83,652	17,689
	Exelon Corp.	228,529	10,430
	Republic Services Inc.	45,796	9,179

			Shares	Market Value ($000)
		American Water Works Co. Inc.	44,003	5,424
		Essential Utilities Inc.	63,353	2,337
		Ormat Technologies Inc.	13,667	1,876
*		Casella Waste Systems Inc. Class A	14,056	1,155
*		Sunrun Inc.	50,816	850
		California Water Service Group	13,615	614
		H2O America	7,419	429
				49,983
Total Common Stocks (Cost $7,802,353)				13,307,445
Rights (0.0%)
*,2		OmniAb Inc. 12.5 Earnout	1,051	—
*,2		OmniAb Inc. 15 Earnout	1,051	—
*,2		Hologic Inc. CVR	12,264	—
Total Rights (Cost $—)				—
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund (Cost $39,843)	3.667%	398,479	39,844
Total Investments (100.0%) (Cost $7,842,196)				13,347,289
Other Assets and Liabilities—Net (0.0%)				1,278
Net Assets (100%)				13,348,567
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,478.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $7,638 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2026	6	3,649	426
E-mini S&P 500 Index	June 2026	41	15,571	446
				872

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	2/1/2027	GSI	787	(4.320)	18	—
Citigroup Inc.	8/31/2027	BANA	1,765	(4.362)	—	(14)
Elevance Health Inc.	2/1/2027	CITNA	428	(4.120)	—	(3)
Global Payments Inc.	8/31/2026	BANA	446	(4.279)	13	—
Goldman Sachs Group Inc.	8/31/2027	BANA	3,173	(4.435)	98	—
JPMorgan Chase & Co.	2/1/2027	CITNA	1,283	(4.270)	—	(12)
JPMorgan Chase & Co.	8/31/2027	BANA	10,615	(4.415)	—	(260)

Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
PayPal Holdings Inc.	8/31/2026	BANA	3,381	(4.346)	44	—
PayPal Holdings Inc.	2/1/2027	CITNA	248	(3.970)	2	—
Raymond James Financial Inc.	2/1/2027	CITNA	254	(4.120)	—	(15)
					175	(304)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	13,307,445	—	—	13,307,445
Rights	—	—	—	—
Temporary Cash Investments	39,844	—	—	39,844
Total	13,347,289	—	—	13,347,289

Derivative Financial Instruments
Assets
Futures Contracts[1]	872	—	—	872
Swap Contracts	—	175	—	175
Total	872	175	—	1,047
Liabilities
Swap Contracts	—	(304)	—	(304)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.